Fees Summary	Aug. 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 11,582,590.94
Total Fee Amount	1,599.56
Total Offset Amount	0.00
Net Fee	$ 1,599.56
Offering Table N/A
Offset Table N/A	N/A